SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Subsequent events have been evaluated and any significant events, relative to our consolidated financial statements as of September 30, 2016 that warrant additional disclosure have been included in the notes to the consolidated financial statements.